Segment information	3 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Segment information
Segment information

Operating segments

The Company’s fleet is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.

A breakdown of the Company’s revenues by customer for the three months ended March 31, 2014 and 2013 are follows:

Contract revenue split by customer

	Three months ended March 31,
	2014	2013

ExxonMobil *	16.5%	19.3%
Total	8.6%	19.5%
Chevron	17.6%	8.5%
BP	36.1%	37.4%
Tullow	21.2%	15.3%
Total	100.0%	100.0%

* During 2013 the ExxonMobil drilling contract was assigned to Hibernia Management and Development Co. Ltd and Statoil Canada Ltd.

Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Three months ended March 31,
	2014	2013

Nigeria	$54.3	$48.1
Angola	22.4	21.1
Canada	19.6	50.3
United States	94.2	92.2
Thailand	27.6	—
Ghana	55.2	37.8
Other	2.0	4.8
Total	$275.3	$254.3

As of March 31, 2014 and December 31, 2013 the drilling units were located as follows:

Fixed Assets – Drilling units

(In US$ millions)	March 31, 2014	December 31, 2013

Nigeria	$537.9	$543.5
Angola	185.6	182.6
Ghana	624.8	632.1
Canada	545.3	543.5
United States	2,329.2	1,274.8
Thailand	268.8	271.8
Total	$4,491.6	$3,448.3

Asset location at the end of the period is not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during the period.